Finance Leases Payable (Details Narrative) - USD ($)	Oct. 31, 2019	Feb. 20, 2019	Oct. 31, 2018	Jan. 15, 2018	Nov. 08, 2017	Nov. 07, 2017	Jul. 28, 2017
Lease equipment at a cost		$ 62,516			$ 158,193		$ 134,289
Monthly payments		$ 3,220		$ 20,833	$ 5,630	$ 12,500	$ 4,778
Finance lease	$ 187,886		$ 218,275